Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets, Net
7.
INTANGIBLE ASSETS, NET

The balance of intangible assets consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Computer software	7,963	8,393
License	780	780
Less: Accumulated amortization	(7,768)	(8,450)
Intangible assets, net	975	723

Amortization expenses were RMB1,313, RMB1,523 and RMB682 for the years ended December 31, 2022, 2023 and 2024, respectively.

The intangible assets amortization expenses for each of the following years are as follows:

Amortization
RMB
2025	473
2026	226
2027	24
Total	723